SHAREHOLDERS' EQUITY (Details) - USD ($)			12 Months Ended
	Jun. 10, 2015	Mar. 27, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 18, 2015	Nov. 20, 2014
Equity, Class of Treasury Stock [Line Items]
Aggregate repurchase price of the entity's common shares repurchased			$ 0	$ 0	$ 72,000,000
Issuance of common stock (in shares)		7,286,432
Price per share (dollars per share)		$ 199.00
Issuance of common shares		$ 1,450,000,000			$ 1,482,000,000
Issuance costs		$ 18,000,000
Maximum additional purchase option as a percentage of shares issued in IPO		15.00%
Dendreon Corporation
Equity, Class of Treasury Stock [Line Items]
Equity issued (in shares)	213,610
Equity issued	$ 50,000,000
2015 Securities Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Authorized amount of shares for repurchase						$ 3,000,000,000.00
Number of common shares repurchased			0
2014 Securities Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Authorized amount of shares for repurchase							$ 2,000,000,000.00
Number of common shares repurchased					424,215
Aggregate repurchase price of the entity's common shares repurchased					$ 72,000,000
Excess of repurchase price over carrying value of securities repurchased, charged to accumulated deficit					$ 60,000,000